Annual Total Returns - Fidelity® Corporate Bond ETF [BarChart] - 10.31 Fidelity Fixed-Income ETFs Combo PRO-06 - Fidelity® Corporate Bond ETF	Dec. 30, 2020
Bar Chart Table:
Annual Return, Inception Date	Oct. 06, 2014
Fidelity Corporate Bond ETF-Default
Bar Chart Table:
Annual Return 2015	(2.25%)
Annual Return 2016	7.54%
Annual Return 2017	5.99%
Annual Return 2018	(2.92%)
Annual Return 2019	14.96%